Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for PEO (1)	Compensation actually paid to PEO (2)	Average summary compensation table total for non-PEO named executive officers (3)	Average compensation actually paid to non-PEO named executive officers (2)	Net Income
2024	847,582	847,582	250,938	250,938	10,119,000
2023	493,516	493,516	200,208	200,208	6,890,000

Named Executive Officers, Footnote	For 2024 our PEOs were Michael R. Mineer and Alton B. Lewis, Jr. For 2023, our PEO was Alton B. Lewis, Jr. 2024 reported amount reflects all SCT-payments for both PEOs, which includes some pay for periods when each was not PEO.For 2024 and 2023, our only non-PEO named executive officer was Eric J. Dosch.
PEO Total Compensation Amount	$ 847,582	$ 493,516
PEO Actually Paid Compensation Amount	$ 847,582	493,516
Adjustment To PEO Compensation, Footnote	There were no reconciling items required to be added to or deducted from the summary compensation total pursuant to Item 402(v)(8) of Regulation S-K.
Non-PEO NEO Average Total Compensation Amount	$ 250,938	200,208
Non-PEO NEO Average Compensation Actually Paid Amount	$ 250,938	200,208
Adjustment to Non-PEO NEO Compensation Footnote	There were no reconciling items required to be added to or deducted from the summary compensation total pursuant to Item 402(v)(8) of Regulation S-K.
Net Income (Loss)	$ 10,119,000	$ 6,890,000
PEO Name		Alton B. Lewis, Jr
Michael R. Mineer [Member]
Pay vs Performance Disclosure
PEO Name	Michael R. Mineer
Alton B. Lewis, Jr. [Member]
Pay vs Performance Disclosure
PEO Name	Alton B. Lewis, Jr.